Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2024		Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024		Dec. 31, 2023		Sep. 30, 2023		Jun. 30, 2023		Mar. 31, 2023		Dec. 31, 2024	Dec. 31, 2023
Net Interest and Fee Income
Interest and fee income on loans																	$ 10,198	$ 11,554
Interest expense:
Interest related to secured borrowings																	1,297	2,263
Interest related to unsecured borrowings																	3,564	3,261
Interest expense																	4,861	5,524
Net interest and fee income	$ 1,414		$ 1,258		$ 1,111		$ 1,554		$ 1,606		$ 1,464		$ 1,509		$ 1,451		5,337	6,030
Less: Provision for credit losses	43		332		165		222		443		131		43		120		762	737
Net interest and fee income after provision for credit losses	1,371		926		946		1,332		1,163		1,333		1,466		1,331		4,575	5,293
Non-Interest Income
Gain on foreclosed assets		[1]	2	[1]		[1]		[1]		[1]		[1]	17	[1]		[1]		8
Gain on sale of real estate investments													10					10
Revenue from the sale of land parcels	1,397		1,601														2,998
Option fee income	222		223		223		148										816
Other income																	82	80
Total non-interest income																	3,896	98
Income before non-interest expense																	8,471	5,391
Non-Interest Expense
Selling, general and administrative	932		714		586		829		662		591		617		826		3,061	2,696
Depreciation and amortization																	80	81
Loss on foreclosed assets	118	[1]		[1]	278	[1]	201	[1]	9	[1]		[1]		[1]	36	[1]	595	36
Cost of land parcels sold	1,397		1,601														2,998
Total non-interest expense																	6,734	2,813
Net income	$ 566		$ 429		$ 298		$ 444		$ 496		$ 737		$ 875		$ 470		1,737	2,578
Net income attributable to preferred equity holders																	702	584
Net income attributable to common equity holders																	$ 1,035	$ 1,994

[1]	Gains and losses on foreclosed assets are reported net on the Consolidated Statement of Operations.